FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ 185	$ 94	$ (69)
5% increase in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	346	11	361
5% decrease in exchange rate [Member]
Sensitivity test to changes in NIS and EURO exchange rates
Gain (loss) from change in exchange rate	$ (346)	$ (11)	$ (361)